Operating Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Operating leases	OPERATING LEASES
Rental income

The components of operating lease income were as follows:

	Six months ended June 30,
(in thousands of $)	2023	2022
Operating lease income	10,860	2,408
Variable lease income (1)	—	827
Total operating lease income (2)	10,860	3,235
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the unaudited consolidated statement of operations line item “Time and voyage charter revenues.”